LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Lease, Cost	$ 8,095	$ 7,773	$ 7,626
Short-term Lease, Cost	0	0	8
Variable Lease, Cost	3,109	3,107	2,827
Total operating lease cost	$ 11,204	$ 10,880	$ 10,461